Shareholders’ equity (deficiency) and redeemable convertible preferred shares - Schedule of RSU Activity (Details) - Restricted Stock Units (RSUs) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding at beginning of year (in shares)	893,629	1,898,810
Granted (in shares)	1,393,208	257,638
Vested (in shares)	178,254	805,716
Forfeited (in shares)	65,059	457,103
Outstanding at end of year (in shares)	2,043,524	893,629
2019 restricted share and restricted share units plan, deferral arrangements
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Vested (in shares)	43,356	229,156